SUBSEQUENT EVENTS Subsequent Events (Details) - USD ($)		2 Months Ended	3 Months Ended			12 Months Ended
	Aug. 10, 2017	Aug. 28, 2017	Jun. 28, 2017	Sep. 28, 2016	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Subsequent Event [Line Items]
Borrowings on revolving credit facility						$ 250,000,000	$ 256,500,000	$ 480,750,000
Increase in share repurchase program				$ 150,000,000
Remaining authorized share purchases, amount			$ 115,800,000			$ 115,800,000
Common Stock, Dividends, Per Share, Declared			$ 0.34	$ 0.34	$ 0.32	$ 1.36	$ 1.28	$ 1.12
Subsequent Event [Member]
Subsequent Event [Line Items]
Borrowings on revolving credit facility		$ 110,000,000
Increase in share repurchase program	$ 250,000,000
Remaining authorized share purchases, amount	$ 365,000,000
Dividends Payable, Date Declared	Aug. 10, 2017
Common Stock, Dividends, Per Share, Declared	$ 0.38